5. Property and Equipment (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Property and equipment	$ 1,110,235	$ 402,243
Less: accumulated depreciation	(165,236)	(50,850)
Total fixed assets	944,999	351,393
Gym equipment [Member]
Property and equipment	420,880	163,147
Cages [Member]
Property and equipment	132,350	124,025
Event Assets [Member]
Property and equipment	92,117	61,319
Furniture and Fixtures [Member]
Property and equipment	16,766	0
Production truck gear [Member]
Property and equipment	11,740	0
Production Equipment [Member]
Property and equipment	32,875	30,697
Venue lighting system [Member]
Property and equipment	37,250	0
Leasehold improvements [Member]
Property and equipment	43,712	0
Electronics Hardware and Software [Member]
Property and equipment	124,624	11,845
Trucks, trailers and vehicles [Member]
Property and equipment	$ 197,921	$ 11,210